Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Investments In Associates And Joint Ventures
Schedule of investment in associated and joint ventures

Associates and joint ventures	% ownership	December 31, 2022	Additions and capitalizations	Equity results in income statement	Dividends declared	Translation adjustment	Transfer to assets held for sale	Other	December 31, 2023
Iron Ore Solutions
Baovale Mineração S.A.	50.00	24	-	3	(2)	2	-	1	28
Companhia Coreano-Brasileira de Pelotização	50.00	80	-	17	(30)	6	-	-	73
Companhia Hispano-Brasileira de Pelotização	50.89	48	-	16	(18)	3	-	-	49
Companhia Ítalo-Brasileira de Pelotização	50.90	62	-	16	(20)	5	-	-	63
Companhia Nipo-Brasileira de Pelotização	51.00	145	-	39	(45)	11	-	-	150
MRS Logística S.A.	48.45	509	-	118	(28)	42	-	(1)	640
VLI S.A.	29.60	428	-	(108)	-	25	-	1	346
Samarco Mineração S.A. (note 26)	50.00	-	-	-	-	-	-	-	-
		1,296	-	101	(143)	94	-	1	1,349
Energy Transition Metals
PT Kolaka Nickel Indonesia	18.30	-	-	-	-	-	(13)	13	-
		-	-	-	-	-	(13)	13	-
Others
Aliança Geração de Energia S.A.	55.00	340	-	48	(60)	28	-	-	356
Aliança Norte Energia Participações S.A.	51.00	106	-	(8)	-	8	-	-	106
Other		56	1	3	-	5	-	(4)	61
		502	1	43	(60)	41	-	(4)	523
Equity results in associates and joint ventures		1,798	1	144	(203)	135	(13)	10	1,872
Other results in associates and joint ventures (notes 16 and 26) (i)		-	-	(1,252)	-	-	-	-	-
Equity results and other results in associates and joint ventures		1,798	1	(1,108)	(203)	135	(13)	10	1,872

(i) It mainly refers to the addition to the provision related to the Samarco dam failure (note 26) and other results related to investments disposals (note 16).

Summarized financial information about relevant associates and joint ventures

	December 31, 2023
	Aliança Geração de Energia	Aliança Norte Energia Participações	Pelletizing plants (i)	MRS Logística	VLI S.A.
Current assets	120	-	374	954	935
Non-current assets	1,064	210	420	2,779	3,309
Total assets	1,184	210	794	3,733	4,244

Current liabilities	171	-	133	704	933
Non-current liabilities	365	2	1	1,709	2,143
Total liabilities	536	2	134	2,413	3,076
Equity	648	208	660	1,320	1,168

Net revenue	230	-	194	1,291	1,682
Net income (loss)	88	(15)	172	243	(366)

	December 31, 2022
	Aliança Geração de Energia	Aliança Norte Energia Participações	CSP	Pelletizing plants (i)	MRS Logística	VLI S.A.
Current assets	140	-	827	497	387	760
Non-current assets	921	209	2,709	328	2,398	3,649
Total assets	1,061	209	3,536	825	2,785	4,409

Current liabilities	161	-	491	164	509	810
Non-current liabilities	282	1	2,450	1	1,219	2,153
Total liabilities	443	1	2,941	165	1,728	2,963
Equity	618	208	595	660	1,057	1,446

Net revenue	215	-	2,399	420	1,083	1,376
Net income (loss)	57	(13)	387	272	169	(29)

(i)	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, and Companhia Nipo-Brasileira de Pelotização.

Schedule of material consolidated entities in each business segment

	Location	Main activity/Business	% Ownership	% Voting capital	% Noncontrolling interest
Direct and indirect subsidiaries
Companhia Portuária da Baía de Sepetiba	Brazil	Iron ore	100.0%	100.0%	0.0%
Minerações Brasileiras Reunidas S.A. (“MBR”)	Brazil	Iron ore	100.0%	100.0%	0.0%
Salobo Metais S.A.	Brazil	Copper	100.0%	100.0%	0.0%
PT Vale Indonesia	Indonesia	Nickel	44.3%	44.3%	55.7%
Vale Base Metals Limited	United Kingdom	Holding	100.0%	100.0%	0.0%
Vale Holdings B.V.	Netherlands	Holding and research	100.0%	100.0%	0.0%
Vale Canada Limited	Canada	Nickel	100.0%	100.0%	0.0%
Vale International S.A.	Switzerland	Trading and holding	100.0%	100.0%	0.0%
Vale Malaysia Minerals Sdn. Bhd.	Malaysia	Iron ore	100.0%	100.0%	0.0%
Vale Oman Distribution Center LLC	Oman	Iron ore and pelletizing plant	100.0%	100.0%	0.0%
Vale Oman Pelletizing Company LLC	Oman	Pelletizing plant	100.0%	100.0%	0.0%

Summarized financial information of noncontrolling interest

	December 31, 2023
	PTVI (note 16b)	Other	Total
Current assets	885	-	-
Non-current assets	2,977	-	-
Related parties – Shareholders	83	-	-
Total assets	3,945	-	-

Current liabilities	221	-	-
Non-current liabilities	239	-	-
Related parties – Shareholders	-	-	-
Total liabilities	460	-	-

Equity	3,484	-	-
Equity (negative reserves) attributable to noncontrolling interests	1,599	(79)	1,520

Net income	207	-	-
Net income (loss) attributable to noncontrolling interests	144	(22)	122

Dividends paid to noncontrolling interests	33	8	41
	December 31, 2022
	PTVI	Vale Oman Pelletizing (note 16e)	Other	Total
Current assets	853	84	-	-
Non-current assets	2,147	581	-	-
Related parties – Shareholders	113	81	-	-
Total assets	3,113	746	-	-

Current liabilities	183	96	-	-
Non-current liabilities	249	149	-	-
Related parties – Shareholders	-	297	-	-
Total liabilities	432	542	-	-

Equity	2,681	204	-	-
Equity (negative reserves) attributable to noncontrolling interests	1,492	61	(62)	1,491

Net income	181	29	-	-
Net income (loss) attributable to noncontrolling interests	101	9	(28)	82

Dividends paid to noncontrolling interests	-	12	-	12

	December 31, 2021
	PTVI	Vale Moçambique	Vale Oman Pelletizing	Other	Total
Current assets	771	420	92	-	-
Non-current assets	1,875	195	633	-	-
Related parties – Shareholders	82	6	25	-	-
Total assets	2,728	621	750	-	-

Current liabilities	174	224	97	-	-
Non-current liabilities	70	74	157	-	-
Related parties – Shareholders	-	12,072	296	-	-
Total liabilities	244	12,370	550	-	-

Equity (negative reserves)	2,484	(11,749)	200	-	-
Equity (negative reserves) attributable to noncontrolling interests	1,383	(587)	60	(21)	834

Net income	198	326	27	-	-
Net income (loss) attributable to noncontrolling interests	110	(85)	8	(10)	23

Dividends paid to noncontrolling interests	18	-	12	-	30